SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of basic and diluted income (loss) per share

Accordingly, basic and diluted income (loss) per share is calculated as follows:

	Year Ended December 31,
	2019	2018
Net income (loss)	$8,853	$—
Less: Income attributable to common stock subject to possible redemption	(1,676,357)	—

Adjusted net loss	$(1,667,504)	$—

Weighted average shares outstanding, basic and diluted	2,961,370	3,125,000

Basic and diluted loss per common share	$(0.56)	$(0.00)